Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000173046 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000173046 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000173046 | 464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000173046 | 31846V336 | First American Government Obligations Fund Class X
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173046 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173046 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000173046 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.20%
C000173046 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000173045 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000173045 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000173045 | 464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000173045 | 31846V336 | First American Government Obligations Fund Class X
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173045 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173045 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000173045 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.20%
C000173045 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000207216 | 31846V336 | First American Government Obligations Fund Class X
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000207216 | 464287465 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000207216 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000207216 | Equity
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000207216 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	92.50%
C000207216 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	7.50%
C000207215 | 31846V336 | First American Government Obligations Fund Class X
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000207215 | 464287465 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000207215 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000207215 | Equity
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000207215 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	92.50%
C000207215 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	7.50%
C000159233 | 31846V336 | First American Government Obligations Fund Class X
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000159233 | 37954Y483 | Global X Nasdaq 100 Covered Call ETF
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000159233 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159233 | 46654Q203 | JPMorgan Nasdaq Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000159233 | 88636J147 | Defiance S&P 500 Enhanced Options Income ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000159233 | 88636J154 | Defiance Nasdaq 100 Enhanced Options Income ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000159233 | 69355M107 | PIMCO Dynamic Income Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000159233 | 72201Y101 | Pimco Dynamic Income Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000159233 | 33738R308 | First Trust BuyWrite Income ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159233 | 67073D102 | Nuveen Credit Strategies Income Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159233 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000159233 | Equity
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000159233 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159233 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000159233 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	64.00%
C000159233 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	15.30%
C000159233 | InvestmentType_Closed End Funds
Holdings [Line Items]
Percent of Total Investments	20.70%
C000161918 | 31846V336 | First American Government Obligations Fund Class X
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000161918 | 37954Y483 | Global X Nasdaq 100 Covered Call ETF
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000161918 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000161918 | 46654Q203 | JPMorgan Nasdaq Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000161918 | 88636J147 | Defiance S&P 500 Enhanced Options Income ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000161918 | 88636J154 | Defiance Nasdaq 100 Enhanced Options Income ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000161918 | 69355M107 | PIMCO Dynamic Income Opportunities Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000161918 | 72201Y101 | Pimco Dynamic Income Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000161918 | 33738R308 | First Trust BuyWrite Income ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000161918 | 67073D102 | Nuveen Credit Strategies Income Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000161918 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000161918 | Equity
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000161918 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000161918 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000161918 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	64.00%
C000161918 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	15.30%
C000161918 | InvestmentType_Closed End Funds
Holdings [Line Items]
Percent of Total Investments	20.70%